COMMITMENTS (Details) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfCapitalCommitmentsLineItems [Line Items]
Office lease obligations	$ 124,556	$ 121,307
Hillcrest Merchant Partners Inc.		78,000
Total		199,307
1 year
DisclosureOfCapitalCommitmentsLineItems [Line Items]
Office lease obligations	44,953	34,929
Hillcrest Merchant Partners Inc.		78,000
Total		112,929
1-2 years
DisclosureOfCapitalCommitmentsLineItems [Line Items]
Office lease obligations	45,489	35,449
Hillcrest Merchant Partners Inc.		0
Total		35,449
2-3 years
DisclosureOfCapitalCommitmentsLineItems [Line Items]
Office lease obligations	24,574	35,895
Hillcrest Merchant Partners Inc.		0
Total		35,895
3-4 years
DisclosureOfCapitalCommitmentsLineItems [Line Items]
Office lease obligations	$ 9,540	15,034
Hillcrest Merchant Partners Inc.		0
Total		$ 15,034